Evercore Inc. (Parent Company Only) Financial Statements - Condensed Statements of Cash Flows (Parent Company Only) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net Income	$ 59,958	$ 47,283	$ 33,593	$ 7,678	$ 29,976	$ 5,435	$ 16,386	$ 5,893	$ 148,512	$ 57,690	$ 107,371
Deferred Taxes									10,043	(3,627)	14,315
Other Assets									(33,080)	(3,903)	(7,651)
Taxes Payable									9,097	28,670	32,612
Net Cash Provided by Operating Activities									421,569	367,671	251,234
Cash Flows From Investing Activities
Net Cash Provided by (Used in) Investing Activities									(48,504)	(26,117)	25,035
Cash Flows From Financing Activities
Payment of Notes Payable - Mizuho									(120,000)	0	0
Issuance of Notes Payable									170,000	0	0
Dividends									(51,558)	(46,132)	(38,754)
Net Cash Provided by (Used in) Financing Activities									(237,958)	(234,623)	(214,857)
Net Increase in Cash and Cash Equivalents									109,760	96,604	53,707
Cash and Cash Equivalents-Beginning of Period				448,764				352,160	448,764	352,160	298,453
Cash and Cash Equivalents-End of Period	558,524				448,764				558,524	448,764	352,160
SUPPLEMENTAL CASH FLOW DISCLOSURE
Dividend Equivalents Issued									7,836	6,514	6,038
Exchange of Notes Payable as Consideration for Exercise of Warrants									0	118,347	0
Parent Company [Member]
Cash Flows From Operating Activities
Net Income									107,528	42,863	86,874
Undistributed Income of Subsidiary									(209,841)	(103,931)	(141,612)
Deferred Taxes									12,453	(1,685)	(15,887)
Accretion on Long-term Debt									180	1,603	2,000
Other Assets									0	3,402	3,255
Taxes Payable									6,580	14,761	0
Net Cash Provided by Operating Activities									(83,100)	(42,987)	(65,370)
Cash Flows From Investing Activities
Investment in Subsidiary									84,658	82,703	105,600
Net Cash Provided by (Used in) Investing Activities									84,658	82,703	105,600
Cash Flows From Financing Activities
Purchase of Evercore LP Units									0	0	(1,476)
Exercise of Warrants, Net									0	6,416	0
Payment of Notes Payable - Mizuho									(120,000)	0	0
Issuance of Notes Payable									170,000	0	0
Dividends									(51,558)	(46,132)	(38,754)
Net Cash Provided by (Used in) Financing Activities									(1,558)	(39,716)	(40,230)
Net Increase in Cash and Cash Equivalents									0	0	0
Cash and Cash Equivalents-Beginning of Period				$ 0				$ 0	0	0	0
Cash and Cash Equivalents-End of Period	$ 0				$ 0				0	0	0
SUPPLEMENTAL CASH FLOW DISCLOSURE
Dividend Equivalents Issued									7,836	6,514	6,038
Exchange of Notes Payable as Consideration for Exercise of Warrants									$ 0	$ 118,347	$ 0